Supplementary Oil and Gas Information - (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 Well Wells	Dec. 31, 2023 Well Wells
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Discounted future net cash flows, annual discount factor	10.00%
Number of wells brought on production, net | Well	70
Number of wells brought on production, gross | Wells	82
Number of wells drilled, gross | Wells	84
Number of wells drilled, net | Well	72
Peace River, Willesden Green, Pembina and Viking Areas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Number of wells brought on production, net | Well		60.3
Number of wells brought on production, gross | Wells		70
Number of wells drilled, gross | Wells		77
Number of wells drilled, net | Well		65.1